Supplemental Cash Flow Information - Summary of Net Change in Non Cash Working Capital and Other (Detail) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Change in Working Capital and Other [Line Items]
Accounts receivable	$ (36,533)	$ 2,539	$ (46,373)	$ 28,161	$ 1,169	$ 170,646	$ 85,316
Contract assets	17,859	(2,494)	(13,559)	13,762	(16,038)	63,670	27,635
Inventories	1,774	18,219	(21,098)	25,441	39,564	57,134	(93,179)
Work-in-progress related to finance leases	(11,857)	(14,304)	(8,065)	(14,304)	(36,169)	0	0
Finance leases receivable	(1,615)	473	(35,814)	936	(39,084)	(63,374)	754
Income taxes receivable	1,097	7,280	1,284	8,175	19,986	(17,092)	2,431
Accounts payable and accrued liabilities, provisions, and income taxes payable	11,219	(24,655)	37,047	(36,572)	55,441	(114,811)	20,620
Income taxes payable	(1,726)	(2,013)	(68)	(1,091)
Deferred revenue	7,719	(745)	32,322	(6,355)	49,205	(54,000)	(259,395)
Foreign currency and other	2,629	(344)	(3,366)	(879)	8,863	15,057	(19,593)
Increase Decrease In Working Capital	(9,434)	(16,044)	(57,690)	17,274	82,937	57,230	(235,411)
Interest paid – short- and long-term borrowings	8,071	7,804	9,088	8,431	17,315	19,311	19,330
Interest paid – lease liabilities	666	757	1,361	1,550	3,029	3,371	2,586
Total interest paid	8,737	8,561	10,449	9,981	20,344	22,682	21,916
Interest received	136	138	492	196	454	308	3,518
Taxes paid	5,183	7,776	6,180	8,676	13,725	18,825	29,855
Taxes received	$ 1,821	$ 5,727	$ 2,448	$ 5,875	$ 23,137	$ 5,566	$ 421